Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017	Jun. 30, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014
Income Tax Examination [Line Items]
Provision (benefit) for income taxes				$ 48,920	$ (10,781)	$ (7,552)
U.S. federal income tax rate			35.00%	35.00%			35.00%
Net non-current deferred tax assets		$ 30,768		$ 71,707	30,768
Net non-current deferred tax liabilities		41,746		45,825	41,746
Proceeds from Issuance of Long-term Debt						53,000
Total foreign tax credit carryforwards		175,229		111,325	175,229
Deferred Tax Assets, Operating Loss Carryforwards				59,300
Deferred Tax Assets, Non-Operating Loss Carryforwards				3,000
Operating Loss Carryforwards, Valuation Allowance				35,800
Tax Credit Carryforward, Amount				10,100
Unrecognized tax benefits		2,492		1,990	2,492	3,338
Expired Foreign Tax Credits	$ 19,500
Increase in Foreign Tax Credit Carryforward		37,700
Unrecognized Tax Benefits that Would Impact Effective Tax Rate				2,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued		800		900	800	800
Unrecognized Tax Benefits, Increase (Decrease) Income Tax Penalties and Interest Accrued				100	0	0
Decrease in Unrecognized Tax Benefits is Reasonably Possible				2,000
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations				373
Deferred Tax Assets, Net of Valuation Allowance		67,470		99,961	67,470	$ 6,500
Deferred Tax Assets, Capital Loss Carryforwards		$ 2,603		0	$ 2,603
Undistributed Earnings of Foreign Subsidiaries				1,600,000
Undistributed Earnings of Foreign Subsidiaries Subjected to One Time Transition Fee				998,300
Domestic Tax Authority [Member]
Income Tax Examination [Line Items]
Tax Credit Carryforward, Amount				25,200
State and Local Jurisdiction [Member]
Income Tax Examination [Line Items]
Tax Credit Carryforward, Amount				$ 320,300